Steven M. Skolnick Partner 1251 Avenue of the Americas New York, NY 10020 T 973 597 2476 F 973 597 2477 sskolnick@lowenstein.com

December 20, 2013

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Matinas BioPharma Holdings, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted October 4, 2013

CIK No. 0001582554

Ladies and Gentlemen:

On behalf of Matinas BioPharma Holdings, Inc. (the “Company”), we are hereby responding to the letter, dated October 31, 2013 (the “Comment Letter”), from Jeffrey P. Riedler, Assistant Director of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), regarding the Company’s confidential draft Registration Statement on Form S-1, submitted on October 4, 2013 (the “Registration Statement”). In response to the Comment Letter and to update certain information in the Registration Statement, the Company is submitting to the Staff today an amended draft of the Registration Statement (the “Amendment”).

For ease of reference, set forth below are the comments of the Staff with respect to the Registration Statement, as reflected in the Comment Letter. The Company’s response is set forth below each comment. Capitalized terms used herein have the meanings set forth in the Registration Statement unless defined herein.

The Company has authorized us to respond to the Comment Letter as follows:

General

1.           Please submit all outstanding exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

A number of additional exhibits have been submitted with the Amendment. The remaining exhibits will be submitted as soon as practicable.

2.           Please provide the financial statements of the registrant, Matinas BioPharma, Holdings, Inc. Refer to Rules 3-01 and 3-02 of Regulation S-X.

Page 2	December 20, 2013

The Company acknowledges the Staff’s comments and included the updated consolidated statements and footnotes for the Company in the Amendment. Matinas BioPharma Holdings, Inc. was formed in July of 2013 for the purposes of the effecting the fund raising for Matinas BioPharma, Inc., and accordingly, no earlier financial statements are available for Matinas BioPharma Holdings, Inc. Further, Matinas BioPharma Holdings, Inc. is not expected to have any operations. Please refer to Note D of the financial statements for the nine months ended September 30, 2013 for a discussion of the transaction and accounting treatment. Accordingly, we do not believe separate financial statements of Matinas BioPharma Holdings, Inc. are required.

3.           Provide us your timeline of when you first began to discuss the possibility of going public and the actions taken to advance your registration statement.

In late 2012, the Company initially met with representatives of Aegis Capital Corporation (“Aegis”) to preliminarily discuss a potential capital raising transaction. In April 2013, the Company and Aegis executed an engagement letter for a potential private placement of approximately $15 million. From April 2013 through July 2013, the Company and Aegis prepared a private placement memorandum (the “PPM”), which was finalized on July 11, 2013. As part of the offering terms, the Company agreed to file a Registration Statement on Form S-1 for the resale of the shares of common stock and the shares of common stock underlying the warrants sold to the investors in the offering (collectively, the “Shares”). Following the completion of the PPM, Aegis started marketing the private placement and an initial closing was held on July 30, 2013 and a final closing was held on August 8, 2013. After the private placement was completed, the Company prepared the Registration Statement and filed it with the Commission on October 4, 2013.

4.           Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. Your statement at the end of the table of contents that you have not independently verified market and industry data obtained from outside sources could imply that you are not taking liability for the statistical and other industry and market data included in your registration statement. In order to eliminate any inference that you are not liable for all of the information in your registration statement, please delete this statement or include a statement specifically accepting liability for these statements.

The requested information has been deleted from the Amendment.

Page 3	December 20, 2013

Prospectus Summary, pages 2-3

5.           We note your references to the "proven therapeutic benefits of omega-3 fatty acids" and your statement that you believe your product "will likely improve clinical outcomes in reducing adverse cardiovascular events." We note similar statements in your business section on pages 45-47, as well as the statement that "[t]he cardioprotective efficacy of omega-3 fatty acids is well established." With a view toward a balanced prospectus summary, please expand to discuss whether there is conclusive evidence that omega-3 fatty acids actually reduce the risk of cardiovascular disease. In this regard, we note the FDA's release from September 8, 2004 announcing a qualified health claim indicating "supportive but not conclusive research show[ing] that consumption of EPA and DHA omega-3 fatty acids may reduce the risk of coronary heart disease."

The referenced language has been deleted in the Amendment.

Formation of Holdings, page 4

6.           In connection with your formation in June 2013, you issued 7.5 million shares of common stock and warrants to purchase an additional 3.75 million shares of common stock. Please disclose the terms governing the Formation warrants, including the exercise price.

The terms of the Formation Warrants have been added in the Amendment.

Risk Factors

"MAT9001 may infringe the intellectual property rights of others...," page 23

7.           If you plan to pursue approval of MAT9001 under Section 505(b)(2), please expand this risk factor to disclose the specific risks related to your competitors' ability to block or delay approval of your product candidate under the 505(b)(2) approval pathway.

The Company revised the risk factor in the Amendment based upon the Staff’s comment.

Risks Related to Our Common Stock, page 26

8.           Please include a separate risk factor that describes the risk that if a market for your common stock should develop, the registration for resale of a significant portion of your outstanding shares in this registration statement may have a depressive effect on the stock price.

Page 4	December 20, 2013

The requested risk factor has been added to the Amendment.

Application of Critical Accounting Policies Share-Based Compensation, page 40

9.           Please update your discussion to include a table that discloses the terms of all equity issuances, including options, warrants, common stock, and preferred stock through the date of effectiveness. In this regard, we note on page 77 that you had 15,250,000 warrants outstanding as of September 30, 2013 and 1,985,000 options as of October 4, 2013. In addition, you have issued a significant number of common and preferred stock in 2013. In addition, please address the following:

•	Provide in the filing an analysis of the valuation method and assumptions used to determine the fair value of your common stock that was used to value the equity issuances.

•	Clarify if the valuation was done contemporaneously or retrospectively and if it was done by a related party.

•	Discuss why the fair value of your common stock changed from each grant date.

•	Discuss each significant factor contributing to the difference between the fair value as of the date of grant to the estimated IPO price.

•	Please note that we are deferring a final evaluation of stock compensation and other costs recognized until the amendment containing the estimated offering price is filed.

The Company has addressed the accounting treatment of such transactions in the financial statements for the nine months ended September 30, 2013, which are included in the Amendment. Please refer to Notes C, D and G for such financial statements and in the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations for further information. Also, please refer to Note J-1 of the financial statements for the nine months ended September 30, 2013 for the fourth quarter stock option activity.

Business Overview, page 45

10.           Please expand disclosure to describe the specifics of "management's significant expertise and experience in the field of lipid science."

Page 5	December 20, 2013

The Company has revised the disclosure based on the Staff’s comment.

MAT9001 Development Program, page 47

11.           Please explicitly disclose here, if true, that you plan to pursue the FDA's Section 505(b)(2) pathway for regulatory approval of your product candidate. Additionally, in your regulation section on page 53, please add a section describing the Hatch-Waxman Amendments to the FFDCA and explaining the Section 505(b)(2) approval process, including how that process differs from the more typical FDA approval process and what you are required to demonstrate for approval.

The Company has revised the disclosure based on the Staff’s comment.

Manufacturing and Supply for MAT9001, page 50

12.           We note your disclosure that a supplier is preparing to manufacture GMP clinical batches and that you have entered into an agreement with another company for encapsulation of MAT9001 clinical trial materials. Please file any related supply and manufacturing agreements as exhibits to your registration statement and describe their material terms in this section. Alternately, if you do not believe you are substantially dependent on any such agreements, please advise us as to the basis of your conclusions.

The Company does not currently have any long-term agreements in place for the manufacture of commercial supply of MAT9001. The Company does have short-term agreements for clinical batches, but the Company is not substantially dependent on any such agreements since the Company is able to obtain materials for its clinical trials from many different sources. As a result, the Company does not believe that such agreements need to be filed as exhibits to the Registration Statement since they are not material to the Company’s operations.

Competition, page 51

13.           To the extent known to you, please disclose whether any of your competitors currently developing prescription treatments for hypertriglyceridemia will utilize a key differentiating omega-3 fatty acid component that is neither EPA nor DHA, similar in design to MAT9001.

The Company is not aware of any competitor which is currently developing a prescription treatment for hypertriglyceridemia that is utilizing a non-EPA and non-DHA key differentiating omega-3 fatty acid.

Page 6	December 20, 2013

Indemnification Agreements, page 64

14.           Please file the form of indemnification agreement you plan to enter into with your directors and executive officers as an exhibit to your registration statement.

The form of indemnification agreement has been submitted as an exhibit to the Amendment.

Executive Compensation

Employment and Consulting Agreements, pages 65-66

15.           We note your reference to a consulting agreement with Mr. Gaglione. Please disclose the amount paid to date under this agreement. Additionally, please file the agreement as an exhibit to your registration statement.

Under Mr. Gaglione’s consulting agreement, he was paid a total of $ 45,964 for services from April 2013 thru October 2013. Disclosure of the consulting agreement is included in the Amendment. Since the submission date of the Registration Statement, Mr. Gaglione has become an employee of the Company. The amount paid to Mr. Gaglione and the terms of his employment have been disclosed in the Amendment and a copy of his offer letter has been submitted as an exhibit to the Amendment.

Certain Relationships and Related Party Transactions Formation of Holdings, page 74

16.           Please file any related securities purchase agreements relating to the formation of the holding company referenced in this section as an exhibit to your registration statement.

A form of the securities purchase agreement relating to the sale of shares of common stock of the Company in connection with the formation of the Company has been submitted as an exhibit to the Amendment.

Consulting Agreement, page 75

17.           Please describe the material terms of the consulting agreement with Aegis Capital Corporation in this section.

The Company has expanded the disclosure in the Amendment based on the Staff’s comment.

Page 7	December 20, 2013

Merger Transaction

18.           Please file the Merger Agreement relating to the July 11, 2013 merger as an exhibit to your registration statement.

The Merger Agreement has been submitted as an exhibit to the Amendment.

Selling Stockholders, page 81

19.           It appears that several of your selling stockholders are either broker-dealers or affiliates of broker-dealers. Please note that registration statements registering the resale of shares offered by broker-dealers must identify the broker dealers as underwriters if the shares were not issued as underwriting compensation. For those selling stockholders that are affiliates of broker-dealers, please advise us as to whether:

•	each seller purchased the securities in the ordinary course of business; and

•	at the time of purchase of the securities to be resold, the seller had any agreements or understandings, directly or indirectly, with any person to distribute the securities.

Please additionally include this disclosure in the prospectus.

The Company hereby advises the Staff that, to the Company’s knowledge, all securities purchased by broker-dealers or affiliates of broker-dealers were purchased by such purchasers in the ordinary course of business and at the time of purchase, such purchasers did not have any agreements or understandings, directly or indirectly, with any person to distribute such securities. The disclosure in the Amendment has been updated as requested by the Staff.

In addition, the Company hereby advises the Staff that the section entitled “Plan of Distribution” contains disclosure stating that selling stockholders may be deemed underwriters in the offering of their securities.

20.           Please provide footnote disclosure identifying any of your selling stockholders that received their shares as underwriting compensation. As indicated above, please note that a broker-dealer that received the securities it is offering for resale as underwriting compensation need not be identified as an underwriter.

The Company hereby advises the Staff that, to its knowledge, none of the selling stockholders received their shares as underwriting compensation.

Page 8	December 20, 2013

Balance Sheets, page F-2

21.           Please disclose your accounting policy for issuance costs and explain to us how you determined the $189,937 that was deferred at June 30, 2013. Tell us how much of the costs related to the July and August 2013 private placements vs. the initial public offering.

The Company hereby advises the Staff that the $189,937 for issuance costs at June 30, 2013 was determined by totaling all outside legal invoices that related directly to work done on the private placements for July and August 2013. It is the Company’s policy that specific incremental costs directly attributable to a proposed or actual offering of securities be deferred and charged against the gross proceeds of the offering. This excludes management salaries or other general and administrative expenses not directly and incrementally attributable to the funds raised. The Company included the accounting policy for such costs in Note C8 to the financial statements for the period ended September 30, 2013.

Notes to Consolidated Financial Statements

Note F-Convertible Redeemable Preferred Stock, page F-10

20.           You disclose that the initial conversion price is subject to adjustment for certain dilutive issuances. Please tell us what consideration was given to bifurcating the conversion option and recording the conversion option as a derivative. Provide us your analysis under ASC 815-15-25, ASC 815-10-15-74, and other applicable guidance. If you do not believe the conversion option is required to be recorded as a derivative, please provide us your analysis of whether or not a beneficial conversion feature is required to be recorded pursuant to ASC 470-20.

The preferred stock issued by Matinas BioPharma, Inc. through June 30, 2013 was classified outside of permanent equity because of the redemption features contained therein, even though the period upon which the holders of the preferred stock could vote on the redemption was five years away. In connection with the Merger transaction, all such shares were converted into shares of Matinas BioPharma Holdings, Inc., and thereafter ceased to exist.

Page 9	December 20, 2013

The Company hereby advises the Staff that it performed an analysis to determine whether bifurcating the embedded conversion feature in the Redeemable Convertible Preferred Stock was necessary in accordance with ASC 815-15-25 and/or ASC 815-10-15-74.

The Company determined that the Convertible Redeemable Preferred Stock does not fall within the scope of ASC 480-10 since the Redeemable Convertible Preferred Stock is not mandatorily redeemable.

Since ASC 480-10 is not applicable, the Company considered whether the Convertible Redeemable Preferred Stock (the host contract) and the embedded conversion option (into shares of common stock) were clearly and closely related in accordance with ASC 815-15-25-1. The Company considered the following facts regarding the Convertible Redeemable Preferred Stock host:

•	The holders of Convertible Redeemable Preferred Stock have voting rights.

•	The holders of Convertible Redeemable Preferred Stock do not accrue a dividend at a stated rate.

•	The Convertible Redeemable Preferred Stock does not have a mandatory redemption date.

The Company determined since the Convertible Redeemable Preferred Stock has voting rights, does not accrue a dividend at a stated rate and is not mandatorily redeemable; the Preferred Stock host is more akin to equity instead of debt. Since the embedded conversion feature allows the holder to convert the host into equity (shares of common stock), the Company concluded that the host contract and the conversion option are clearly and closely related. Since the hosts are clearly and closely related, bifurcation is not required in accordance with ACS 815-15-25-1.

The Company considered whether or not a beneficial conversion feature was required to be recorded pursuant to ASC 470-20 and noted that since the fair value of the common stock approximated to the conversion price at the time of the issuance, no beneficial conversion feature existed.

Note H, Subsequent Events, page F-11

23.           Please provide us your analysis supporting your planned accounting treatment for the July 11, 2013 Merger Agreement and your presentation of the recapitalization of Matinas BioPharma. In particular, explain how the exchange ratio established in the merger agreement and the legal structure of this acquisition will be reflected in the financial statements of the registrant. Tell us how the voting agreement discussed on page 75 affects your decision as to who the accounting acquirer is in the merger and why you believe a recapitalization is appropriate. Tell us if the former shareholders of Matinas BioPharma, Inc. had a majority ownership of Holdings after the merger and how you considered issuance of warrants issued to the shareholders of Holdings and to the former shareholders of Matinas BioPharma, Inc. Refer to ASC 805-40 and any technical guidance upon which you relied.

Page 10	December 20, 2013

The Company acknowledges the Staff’s comments regarding the accounting treatment of the Merger Agreement and request for presentation of the recapitalization of Matinas BioPharma, Inc. (“BioPharma”). Please note that Matinas BioPharma Holdings, Inc. (“Holdings”) was formed specifically for the purpose of effecting the fund raising transactions in July and August, and had no operations before or after such transaction. The Company considered ASC 805-40 in reaching the conclusion that the accounting for this transaction is analogous to a recapitalization, in that the management of BioPharma became the management of Holdings, the majority of the Board of Directors of Holdings was either representatives of the new investors or former Board of Directors members of BioPharma, shareholders of BioPharma became shareholders in Holdings based upon the negotiated exchange rates, and all of the operations of the Company was (and remains) with BioPharma. Accordingly, the Company concluded that no business combination had occurred and that the recapitalization (similar to accounting for a “reverse merger”) would not result in any changes in the recorded values of assets or liabilities.

As such transaction occurred in the third quarter of 2013, the Company addressed these items in the financial statements for the period ended September 30, 2013. Please refer to Note C8 and D of the financial statements for the period ended September 30, 2013 for further information.

24.           Please revise to clarify that 9 million shares of Matinas BioPharma, Holdings were issued to the former owners of Matinas BioPharma, Inc. Tell us the expected percentage ownership in the continuing entity to be held by the former shareholders of Matinas BioPharma, Inc.

The Company has addressed the Staff’s comment in Note D of the financial statements for the period ended September 30, 2013, which have been included in the Amendment. Please also refer to the Consolidated Statement of Stockholders’ Equity for the period ended September 30, 2013.

25.           For each of the private placements in July and August 2013, tell us the percentage of stock sold to related parties.

Page 11	December 20, 2013

The Company hereby advises the Staff that the percentage of stock sold to related parties in the private placement is disclosed in the section entitled Certain Relationships and Related Party Transactions of the Registration Statement and is included in Note D to the financial statements for the period ended September 30, 2013.

26.           Disclose if you recorded, or intend to record, any compensation expense or other costs relating to any of the 2013 equity issuances and tell us what fair values of common stock were used to calculate the compensation. For example, you issued warrants for $.04 per warrants with an exercise price of $2 per share. Tell us the fair value of common stock used to value those warrants and how you intend to account for the issuance.

The Company considered whether the equity instruments sold to investors or providers at a discount required special accounting treatment. The price offered to such investors (i.e. $0.04 for certain warrants and $0.10 for certain units) was below the fair value of such instruments and accordingly a charge for recognized for the “bargain purchase”. The Company recorded a charge to operations related to the third quarter 2013 equity issuances to Adam Stern. The Company considered the discount offered to previous investors analogous to a stock dividend and have reflected such discount as a “deemed dividend”. The Staff is referred to Notes C8 and D of the financial statements for the period ended September 30, 2013.

27.           You disclose on page 40 that in October 2013 you granted 735,000 Options to Board members and 1,050,000 Options to members of the management team at an exercise price of $0.94 per share. Please revise your disclosure to clarify the date of the grant. Please tell us the fair value of your common stock on the date of grant and tell us if you intend to record any compensation for these option grants. Provide additional disclosure as necessary.

The Company has addressed the Staff’s comment in Note G of the financial statements for the period ended September 30, 2013, which have been included in the Amendment. The Staff is referred to Note J-1 for an explanation of the resetting of the strike price of the stock options and accounting treatment that the Company intends to use in the fourth quarter of 2013.

28.           Please provide us a schedule of all the warrant issuances since inception, the terms of those issuances, and provide an analysis for each issuance as to whether or not the warrants are required to be recorded as derivatives. Refer to ASC 815-15-25, ASC 815- 10-15-74, and other applicable guidance.

Page 12	December 20, 2013

The Company has addressed the Staff’s comment in Notes C8, D and F of the financial statements for the period ended September 30, 2013, which have been included in the Amendment. Please also note that no warrants had been issued prior to the third quarter of 2013. The Company has also concluded the warrants issued to investors and underwriters do not contain provisions which require liability accounting under ASC 815.

Any questions regarding the contents of this letter, the Registration Statement, or the Amendment should be addressed to the undersigned at (973) 597-2476.

Very truly yours,

Steven M. Skolnick

Enclosures

cc:	Roelof Rongen

Jerome D. Jabbour